General	12 Months Ended
Dec. 31, 2024
General [Abstract]
GENERAL
NOTE 1:	GENERAL

a.

Polyrizon Ltd. (the “Company”) was incorporated and commenced its business operations in January 2005. The Company is a clinical development stage biotech company specializing on the development of nasal gels to provide preventative treatment to protect against a wide cross section of viruses, including certain variants of COVID-19 that are also considered to cause more infections and spread faster than the original strain of the virus (the CDC expects that additional variants of the virus will continue to occur), influenza, allergens, and other toxins. The Company’s proprietary Capture and Contain (“C&C”) hydrogel platform is delivered in the form of nasal sprays, and form a thin gel-based protective shield containment barrier in the nasal cavity that prevents viruses, bacteria, allergens, and other toxins from penetrating the nasal epithelial tissue.

Due to lack of resources, the Company suspended its operations in 2016. In connection with the COVID-19 pandemic, the Company resumed its operations in 2020.

b.	Going concern and management plans

The accompanying financial statements are prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. To date, the Company has not generated revenues from its activities and has incurred substantial operating losses. Management expects the Company to continue to generate substantial operating losses for the foreseeable future until it completes development of its products and obtains regulatory approvals to market such products.

Such conditions raise substantial doubts about the Company’s ability to continue as a going concern for at least a year after the issuance date of the accompanying financial statements. Management plans to address these conditions by raising funds from its current investors as well as outside potential investors. However, there is no assurance that such funding will be available to the Company or that it will be obtained on terms favorable to the Company or will provide the Company with sufficient funds to meet its objectives. The accompanying financial statements do not include any adjustments relating to the recoverability and classification of assets, carrying amounts or the amount or classification of liabilities that may be required should the Company be unable to continue as a going concern.

c.

On October 30, 2024, the Company closed its initial public offering (“IPO”) of 958,903 units (the “Units”) at a price of $4.38 per Unit for gross proceeds of approximately $4,200 (net proceeds of approximately $2,916 after deducting underwriting discounts and commissions and other offering expenses). Each unit consists of one of the Company’s ordinary shares, no par value per share, (the “Ordinary Shares”), and three warrants, each to purchase one of the Company’s Ordinary Shares, (each, a “Warrant”). The exercise price of each Warrant included in the Unit is $4.38 per Ordinary Share. The Ordinary Shares are listed on the Nasdaq Capital Market (“Nasdaq”) and commenced trading under the symbol “PLRZ” on October 29, 2024.

d.	The Company’s headquarters and other significant operations are located in Israel, and, therefore, Company's results may be adversely affected by political, economic and military instability in Israel, including the recent attack by Hamas that started a war on October 7, 2023. Since the war broke out, the Company’s operations have not been adversely affected by this situation, and it has not experienced disruptions to its development and clinical trial activities. However, the intensity and duration of the current war in Israel is difficult to predict at this stage, as are such war’s economic implications on the Company’s business and operations and on Israel’s economy in general. If the ceasefires declared collapse or a new war commences or hostilities expand to other fronts, the Company’s operations may be adversely affected.